Property and equipment, net	12 Months Ended
Mar. 31, 2023
Property and equipment, net
Property and equipment, net
11.	Property and equipment, net

Property and equipment consisted of the following:

	As of March 31,
	2023	2022
Server hardware	$20,050,414	$21,703,857
Vehicles	211,946	229,424
	20,262,360	21,933,281
Less: accumulated depreciation	(14,420,101)	(11,234,271)
Impairment	(5,760,944)	—
Property and equipment, net	$81,315	$10,699,010

The impairment loss to property and equipment for the year ended March 31, 2023 and March 31, 2022 were $5,749,384 and $0, respectively.

Addition to property and equipment for the year ended March 31, 2023 and March 31, 2022 were $0 and $775,594, respectively. Disposal of property and equipment for the year ended March 31, 2023 and March 31, 2022 were $0 and $59,754, respectively.

Depreciation expenses were $4,033,569 and $4,185,532 for the years ended March 31, 2023 and 2022, respectively.